Note 23 - Parenthetical Information Other Unamortizing Intangible Assets (Detail: Text Values - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Retail investment management agreements [Abstract]
Discount rates (cost of equity) applied in the calculation	10.60%
Asset Management [Member]
Retail investment management agreements [Abstract]
Assets, related to the Groups U.S. retail mutual fund business, aquired in 2002, calculated at fair value less costs of disposal	€ 741
Discount rates (cost of equity) applied in the calculation		9.80%
Discount rates (cost of equity) applied in the calculation	10.90%
Terminal value growth rate applied for 2018 is up to		4.10%
Terminal value growth rate applied for 2019 is up to	3.80%